Related Party Transactions - Schedule of Related Party Transactions (Details) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd		$ 6,177	$ 11,173	$ 4,200
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Purchases of goods from Shenzhen Yeller Investment & Development Co., Ltd	4,458		9,975	232,238
Installation service charged by Shenzhen Yeller Investment & Development Co., Ltd	28,466		70,703	45,351
Rental fee charged to Shenzhen Yeller Investment & Development Co., Ltd	26,750		7,592	285,561
Sales of finished goods to Shenzhen Yeller Investment & Development Co., Ltd			$ 7,237